UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21629

SPECIAL VALUE EXPANSION FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE EXPANSION FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: JULY 1, 2012 - JUNE 30, 2013

ITEM 1.	PROXY VOTING RECORD.

Issuer Name: Doral Financial
Ticker: DRL
CUSIP: 25811P886
Meeting Date: June 19, 2013	Meeting Type: Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	Elect the following seven directors for a year term:

	Dennis G. Buchert	Issuer	For	For
	James E. Gilleran	Issuer	For	For
	Douglas L. Jacobs	Issuer	For	For
	David E. King	Issuer	For	For
	Gerard L. Smith	Issuer	For	For
	Glen R. Wakeman	Issuer	For	For

2	Ratification of Appointment of PricewaterhouseCoopers LLP as Independent Registered Public Accounting Firm for 2012:	Issuer	For	For

3	Advisory Vote on the Compensation of Our: Named Executive Officers	Issuer	For	For

4	Authorization and approval an amendment to the restated certificate of incorporation, as amended, to effect a reverse stock split of the corporation’s outstanding common stock at a ratio within a range of 1-for-15 to 1-for-25, together with the corresponding proportional reduction in the number of authorized shares of common stock:
		Issuer	For	For

5	Approve the adjournment or postponent of the annual meeting of the stockholders to a later date or dates, if necessary to solicit additional proxies	Issuer	For	For

Issuer Name: Hawaiian Telecom Holdco, Inc
Ticker: HCOM
CUSIP: 420031-106
Meeting Date: May 3, 2013	Meeting Type: Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	Elect the following seven directors for a year term:

	Richard A. Jalkut	Issuer	For	For
	Kurt M. Cellar	Issuer	For	For
	Walter A. Dods, Jr.	Issuer	For	For
	Warren H. Haruki	Issuer	For	For
	Steven C. Oldham	Issuer	For	For
	Bernard R. Phillips III	Issuer	For	For
	Eric K. Yeaman	Issuer	For	For

4	To ratify the appointment of Deloitte & Touche LLP as the Company’s independent registered public accounting firm for 2013:

		Issuer	For	For

Issuer Name: Dialogic, Inc.
Ticker: DLGC
CUSIP: 25250T100
Meeting Date: August 8, 2012	Meeting Type: Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	Elect the following directors for a year term:

	Dion Joannou	Issuer	For	For
	Patrick S. Jones	Issuer	For	For
	W. Michael West	Issuer	For	For

2	To approve the issuance of shares of Dialogic Inc.’s common stock issuable upon the exercise of warrants issued pursuant to the subscription agreement entered into by and among Dialogic Inc. and certain investors on March 22, 2012 as amended, as described in the accompanying proxy statement	Issuer	For	For

3	To approve the issuance of shares of Dialogic Inc.’s common stock issuable upon the conversion of convertible notes issued pursuant to the securities purchase agreement entered into by and among Dialogic Inc. and certain investors on April 11, 2012 as amended, as described in the accompanying proxy statement	Issuer	For	For

4	To approve a stock option exchange program that will eligible employees and directors to surrender outstanding stock options for cancellation in exchange for a new stock option to purchase a lesser number of shares, as described in the accompanying proxy statement.	Issuer	For	For

5	To approve an amendment to the Company’s 2006 Equity Incentive Plan to, among other things, increase the aggregate number of shares of common stock authorized for issuance under the plan by 1,600,000 shares and to approve plan’s performance criteria and award limits.	Issuer	For	For

6	Vote to ratify the selection by the Audit Committee of the Board of Directors of KPMG LLP as the independent registered public accounting firm of the Company for its fiscal year ending December 31, 2011.2	Issuer	For	For

Issuer Name: Dialogic, Inc.
Ticker: DLGC
CUSIP: 25250T2096
Meeting Date: September 14, 2012	Meeting Type: Special

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	To amend the Company’s certificate of incorporation to effect a reverse split of the Company’s outstanding shares of common stock by a ratio of five (5) to (1), without further approval or authorization of the Company’s stockholders	Issuer	For	For

2	To approve a proposed stock option exchange program that will permit eligible employees, officer and directors to surrender certain outstanding stock option for cancellation in exchange for new stock options, as described in the accompanying proxy statement	Issuer	For	For

Issuer Name: Dialogic, Inc.
Ticker: DLGC
CUSIP: 25250T100
Meeting Date: May 29, 2013	Meeting Type: Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	Elect the following directors for a year term:

	Kevin Cook	Issuer	For	For
	Giovani Richard Piasentin	Issuer	For	For

2	To approve the issuance of shares of the company’s common stock issued pursuant to a certain subscription agreement entered into by and among the Company and certain investors on February 7, 2013 as described in the accompanying proxy statement	Issuer	For	For

3	To approve a proposed stock option exchange program that will permit eligible employees, officers and directors to surrender certain outstanding stock options for cancellation in exchange for new stock awards, as described in the accompanying proxy statement.	Issuer	For	For

4	To approve on an advisory basis, the compensation of the company’s named executed officer, as disclosed in the accompanying proxy statement	Issuer	For	For

5	To indicate, on an advisory basis, the preferred frequency of stockholder advisory votes on the compensation of the Company’s named executive officers	Issuer	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Expansion Fund, LLC

By:	/s/ Elizabeth Greenwood

Name: Elizabeth Greenwood
Title: Chief Compliance Officer
Date: as of August 30, 2013